Bank indebtedness, interim production financing, long-term debt and obligations under finance leases - Long-term debt and obligations under finance leases (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 626,516	$ 866,603
Fair value liability	818,977	1,076,000
Less: Current portion	(103,455)	(120,557)
Non-current portion of non-current borrowings	523,061	746,046
Long-Term Debt and Obligations under Finance Leases
Disclosure of detailed information about borrowings [line items]
Borrowings	534,068	756,570
Less: Current portion	11,007	10,524
Non-current portion of non-current borrowings	523,061	746,046
Term Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	407,031	623,066
Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 120,850	124,747
Borrowings, interest rate	5.875%
Finance Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,187	8,757
Finance Lease Liabilities | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%
Finance Lease Liabilities | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.80%
Unamortized issue costs | Term Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,856	22,232
Unamortized issue costs | Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	4,695	5,588
Level 2 | Recurring fair value measurement | Embedded derivatives
Disclosure of detailed information about borrowings [line items]
Fair value liability	$ 4,755	$ 11,940